CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended	22 Months Ended
	Jun. 30, 2012	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Pershing Gold Corporation	$ (40,515,211)	$ (65,938,575)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	509,260	1,806,481
Bad debts	13,333	513,333
Bad debts in connection with discontinued operations	61,050	65,300
Amortization of debt discounts and deferred financing cost	8,100,450	12,049,972
Amortization of prepaid expense in connection with the issuance of common stock issued for prepaid services		116,669
Loss from extinguishment of debts	4,769,776	4,769,776
Change in fair value of derivative liability	1,454,889	(5,447,917)
Interest expense in connection with the note modification	3,022,186	3,022,186
Interest expense in connection with the conversion of notes payable		230,192
Interest expense in connection with the cancellation of debt and assignment of shares agreement		61,500
Gain from disposal of discontinued operations		(1,134,448)
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	21,928	192,759
Non-controlling interest	1,164	172,348
Realized gain - available for sale securities	(340,600)	(3,146,933)
Realized gain - trading securities	(19,702)	(19,702)
Gain from sale of subsidiary	(500,000)	(500,000)
Share of loss of equity method investee	83,333	83,333
Common stock issued and included in settlement expense	4,883,196	9,644,696
Stock-based compensation	14,526,847	24,796,056
Gain from sale of uranium assets pursuant to an option agreement	(930,000)	(930,000)
Changes in operating assets and liabilities:
Restricted cash - current portion		1,320,817
Other receivables	99,908	86,575
Prepaid expenses - current portion and other current assets	159,837	2,040,952
Assets of discontinued operations - current portion		141,378
Prepaid expenses - long-term portion	37,759	41,912
Restricted cash - long-term portion		500,000
Deposits	(7,884)	(95,788)
Assets of discontinued operations - long term portion		40,556
Accounts payable and accrued expenses	(16,302)	245,405
Liabilities of discontinued operation	(21,622)	28,730
NET CASH USED IN OPERATING ACTIVITIES	(4,586,703)	(15,242,437)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of mining rights	(2,576,400)	(2,576,400)
Payments received on notes receivable	930,000	1,430,000
Increase in reclamation bond deposits		(1,715,629)
Net proceeds received from the sale of marketable securities	440,600	3,266,635
Proceeds from disposal of assets	70,875	207,505
Purchase of property and equipment	(215,342)	(426,631)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(1,350,267)	185,480
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock, net of issuance cost	6,307,500	12,609,866
Proceeds from sale of preferred stock	1,000,000	4,284,396
Proceeds from note payable	500,000	500,000
Proceeds from convertible promissory notes		1,715,604
Payments on notes payable	(1,539,771)	(3,425,690)
Advances to former parent company	40,150	48,745
Distribution to former parent company		(108,706)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	6,307,879	15,624,215
EFFECT OF EXCHANGE RATE ON CASH		1,649
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	370,909	568,907
CASH AND CASH EQUIVALENTS- beginning of period	3,670,567
CASH AND CASH EQUIVALENTS- end of period	4,041,476	1,489,291
Cash paid for:
Interest	196,102	533,256
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock for payment of notes payable and accrued interest	8,315,258	9,323,005
Issuance of common stock in connection with the conversion of a promissory note into a current private placement		611,750
Issuance of additional notes payable upon assignment of debt	294,285	294,285
Beneficial conversion feature and debt discount in connection with the issuance of convertible promissory notes	168,163	1,883,767
Preferred stock deemed dividend	1,616,777	4,901,173
Issuance of common stock for payment of Continental's accrued legal fees	170,614	170,614
Issuance of common stock for payment of accrued dividend	3,601	3,601
Reclassification of derivative liability to equity	7,750,289	7,750,289
Issuance of a note receivable upon sale of subsidiary	500,000	500,000
Issuance of a note receivable in connection with sale of uranium assets pursuant to an option agreement	930,000	930,000
Common stock and warrants issued for acquisition of mining rights	5,709,441	5,709,441
Distribution to former parent company	517,949	517,949
Cancellation of debt in connection with the assignment of shares		42,000
Issuance of a note payable for purchase of mining equipment		92,145
Cancellation of debt in connection with an assignment agreement		$ 33,500